Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	WESTCORE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000357204
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 15, 2016
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Westcore Small-Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	westc_ProspectusSupplementTextBlock

WESTCORE TRUST

Supplement dated August 29, 2016 to the Westcore Equity and Bond Funds Prospectus dated April 29, 2016, and the Summary Prospectuses for Westcore Small-Cap Growth Fund, Westcore Micro-Cap Opportunity Fund and Westcore Flexible Income Fund, each dated April 29, 2016.

Effective September 15, 2016, the redemption fee imposed for shares of the Westcore Small-Cap Growth Fund, Westcore Micro-Cap Opportunity Fund and Westcore Flexible Income Fund redeemed within 90 days of purchase, is removed.

Westcore Small-Cap Growth Fund Summary Prospectus/Summary Section

Effective September 15, 2016, the following replaces the table in the “Fees and Expenses of the Fund” section.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	None	None
Other Expenses	3.96%	1.21%
Total Annual Fund Operating Expenses	4.96%	2.21%
Fee Waiver and Expense Reimbursement(1)	(3.66)%	(1.16)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.30%	1.05%

(1)	Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2016 until at least April 30, 2017. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 1.30% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/ reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to April 30, 2017 without the approval of the Board of Trustees.

Westcore Micro-Cap Opportunity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	westc_ProspectusSupplementTextBlock

Westcore Micro-Cap Opportunity Fund Summary Prospectus/Summary Section

Effective September 15, 2016, the following replaces the table in the “Fees and Expenses of the Fund” section.

Retail Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.66%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.67%
Fee Waiver and Expense Reimbursement(2)	(0.36)%
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(2)	1.31%

(1)	The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table .may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

(2)	Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2016 until at least April 30, 2017, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.30% for the Fund’s Retail Class for such period. This agreement may not be terminated or modified prior to April 30, 2017 without the approval of the Board of Trustees.

Westcore Flexible Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	westc_ProspectusSupplementTextBlock

Westcore Flexible Income Fund Summary Prospectus/Summary Section

Effective September 15, 2016, the following replaces the table in the “Fees and Expenses of the Fund” section.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%
Distribution (12b-1) Fees	None	None
Other Expenses	0.53%	0.58%
Total Annual Fund Operating Expenses	0.98%	1.03%
Fee Waiver and Expense Reimbursement(1)	(0.13)%	(0.31)%
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(1)	0.85%	0.72%

(1)	Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2016 until at least April 30, 2017. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 0.85% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/ reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to April 30, 2017 without the approval of the Board of Trustees.